Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB ANNUITY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Schwab Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Money Market Portfolio™ Portfolio Summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The portfolio’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Portfolio fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the portfolio invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:
—	obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)
—	commercial paper, including asset-backed commercial paper and promissory notes
—	certificates of deposit and time deposits
—	variable- and floating-rate debt securities
—	bank notes and bankers’ acceptances
—	repurchase agreements
All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds. Certain of the portfolio’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.

The portfolio may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the portfolio may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.

In choosing securities, the portfolio’s manager seeks to maximize current income within the limits of the portfolio’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

		The investment adviser’s credit research department analyzes and monitors the securities that the portfolio owns or is considering buying. The manager may adjust the portfolio’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the portfolio seeks to maintain a stable $1.00 share price.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio’s principal risks include:

Investment Risk. Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the portfolio’s yield will change over time. During periods when interest rates are low, the portfolio’s yield (and total return) also will be low. In addition, to the extent the portfolio makes any reimbursement payments to the investment adviser and/or its affiliates, the portfolio’s yield would be lower.

Repurchase Agreements Risk. When the portfolio enters into a repurchase agreement, the portfolio is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the portfolio buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the portfolio will be unable to recover fully in the event of a counterparty’s default.

Credit Risk. The portfolio is subject to the risk that a decline in the credit quality of a portfolio investment could cause the portfolio to lose money or underperform. The portfolio could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the portfolio’s investments in repurchase agreements are collateralized at all times, there is some risk to the portfolio if the other party should default on its obligations and the portfolio is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the portfolio’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the portfolio’s share price or yield to fall.

Many of the U.S. government securities that the portfolio invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the portfolio owns do not extend to shares of the portfolio itself.

Credit Enhancement and Liquidity Support Risk. The portfolio may invest in securities with credit and/or liquidity supports provided by a bank, bond insurance provider, or other financial institution. Adverse developments affecting a particular credit or liquidity support provider, or more generally, banks and financial institutions, could therefore have a negative effect on the value of the portfolio’s holdings. To the extent that a portion of the portfolio’s underlying investments are supported by the same bank or financial institution, these risks may be increased.

Foreign Investment Risk. The portfolio’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The portfolio’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the portfolio, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the portfolio’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the portfolio’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The portfolio’s investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the portfolio may have a significant adverse effect on the portfolio’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the portfolio, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the portfolio.

		Money Market Risk. The portfolio is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	The portfolio is subject to risks, any of which could cause an investor to lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Risk. The portfolio is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the portfolio’s investment results have varied from year to year, and the following table shows the portfolio’s average annual total returns for various periods. This information provides some indication of the risks of investing in the portfolio. All figures assume distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. Please call toll-free 1-888-311-4889 for a current seven-day yield.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the portfolio’s investment results have varied from year to year, and the following table shows the portfolio’s average annual total returns for various periods.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1.22% Q3 2006 Worst quarter: 0.00% Q4 2012
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31/12
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-311-4889
Schwab Money Market Portfolio | Schwab Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual portfolio operating expenses	rr_ExpensesOverAssets	0.49%
1 year	rr_ExpenseExampleYear01	50
3 years	rr_ExpenseExampleYear03	157
5 years	rr_ExpenseExampleYear05	274
10 years	rr_ExpenseExampleYear10	616
1 year	rr_ExpenseExampleNoRedemptionYear01	50
3 years	rr_ExpenseExampleNoRedemptionYear03	157
5 years	rr_ExpenseExampleNoRedemptionYear05	274
10 years	rr_ExpenseExampleNoRedemptionYear10	616
2003	rr_AnnualReturn2003	0.74%
2004	rr_AnnualReturn2004	0.90%
2005	rr_AnnualReturn2005	2.75%
2006	rr_AnnualReturn2006	4.61%
2007	rr_AnnualReturn2007	4.74%
2008	rr_AnnualReturn2008	2.12%
2009	rr_AnnualReturn2009	0.10%
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	0.45%
10 years	rr_AverageAnnualReturnYear10	1.59%